Description Of Organization And Business Operations	12 Months Ended
Dec. 31, 2013
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”) a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Monte Carlo, Monaco.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
As of December 31, 2013, Navios Holdings had 47.8% of the voting power and 50.5% of the economic interest in Navios Acquisition.
As of December 31, 2013, Navios Acquisition had outstanding: 136,714,942 shares of common stock, 4,540 shares of preferred stock, from which 1,000 shares of Series C Convertible Preferred Stock are issued to Navios Holdings and 1,200 shares of convertible preferred stock.
In October 2013, Navios Acquisition authorized and issued in the aggregate 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share, to its directors and/or officers. These awards of restricted common stock and stock options are based on service conditions only and vest over three years.
On June 25, 2013, Navios Acquisition's publicly traded warrants (exercisable for one share of common stock at an exercisable price of $7.00 per share) expired and were no longer exercisable. As Navios Acquisition's publicly traded units contained a warrant, the units no longer existed upon the expiration of the warrants and any holders of the units continued to hold only the shares of common stock. Trading in the warrants and units on the NYSE was suspended after the close of business on June 19, 2013.